Development Costs (Tables)	12 Months Ended
Dec. 31, 2024
Development Costs [Abstract]
Schedule of Movement of Development	Movement of development costs as follows:
MYR
As of January 1, 2023	2,151,248
Additions	3,890,653
Charge to cost of revenue for the year	(6,041,901)
As of December 31, 2023 and 2024	–